CONDENSED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Stockholders' equity (deficit):
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized shares	10,000,000	10,000,000	10,000,000
Preferred stock, issued shares	0	0	0
Preferred stock, outstanding shares	0	0	0
Convertible note payable, net of discount	$ 19,151	$ 0
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, authorized shares	300,000,000	300,000,000	300,000,000
Common stock, issued shares	17,211,679	12,374,479	11,451,200
Common stock, outstanding shares	17,211,679	12,374,479	11,451,200
Subscriptions payable, shares	0	40,000	0